UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

CORPORATE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks tomaximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Corporate Bond Fund

Performance review

For the six months ended June 30, 2022, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned -15.56%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Credit Indexi, returned -13.81% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Averageii returned -13.83% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	-15.56%
Class C	-15.85%
Class C1[1]	-15.73%
Class I	-15.42%
Class P	-15.61%
Bloomberg U.S. Credit Index	-13.81%
Lipper Corporate Debt Funds BBB-Rated Category Average	-13.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including return of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class I and Class P shares were 4.24%, 3.76%, 3.92%, 4.78% and 4.21%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been 3.48% and 4.76%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.88%, 1.57%, 1.62%, 0.60%, and 1.10%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.55% for Class I shares and 1.20% for Class P shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class C1 and Class I shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Corporate Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 278 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Corporate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution
(12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-15.56%	$1,000.00	$844.40	0.88%	$4.02	Class A	5.00%	$1,000.00	$1,020.43	0.88%	$4.41
Class C	-15.85	1,000.00	841.50	1.56	7.12	Class C	5.00	1,000.00	1,017.06	1.56	7.80
Class C1	-15.73	1,000.00	842.70	1.40	6.40	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class I	-15.42	1,000.00	845.80	0.55	2.52	Class I	5.00	1,000.00	1,022.07	0.55	2.76
Class P	-15.61	1,000.00	843.90	1.11	5.07	Class P	5.00	1,000.00	1,019.29	1.11	5.56

2	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 90.1%
Communication Services — 8.8%
Diversified Telecommunication Services — 3.1%
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	$439,279
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	3,785,444
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	398,357
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	498,116
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,732,142
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,194,569
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	196,113
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	612,963	(a)
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	88,333
AT&T Inc., Senior Notes	3.500%	9/15/53	5,876,000	4,463,910
AT&T Inc., Senior Notes	3.550%	9/15/55	1,693,000	1,271,282
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,301,377
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	99,905
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	1,798,819
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	317,631
Corning Inc., Senior Notes	3.900%	11/15/49	150,000	120,520
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	382,540
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	486,257	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	203,377
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	444,151
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	901,011
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,688,283
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	3,280,000	2,807,210
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	3,772,444
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	213,220
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	5,680,000	4,633,958
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	1,100,000	826,346
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	277,801
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	168,849
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	407,237
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	255,993
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	260,000	208,900
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	306,471

See Notes to Financial Statements.

4	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	$1,838,964
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	4,300,000	3,388,013
Total Diversified Telecommunication Services				41,529,785
Entertainment — 1.3%
Magallanes Inc., Senior Notes	4.279%	3/15/32	2,010,000	1,798,347	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	7,090,000	6,043,042	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	9,950,000	8,364,552	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	79,951
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	80,441
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	190,945
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	731,960
Total Entertainment				17,289,238
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	1.900%	8/15/40	410,000	294,625
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	469,530
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	870,871	(a)
Total Interactive Media & Services				1,635,026
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,060,000	2,488,040
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	4,879,000	4,510,238
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	37,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	4,550,000	3,742,598
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,850,000	1,654,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	2,190,000	1,536,226
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	890,284

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,130,000	$1,015,231
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	3,240,000	2,688,237
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	4,300,000	3,642,570
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	296,810
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	797,304
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	1,150,000	979,411
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	541,233
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	328,712
Comcast Corp., Senior Notes	4.250%	10/15/30	900,000	888,315
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,056,830
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	96,321
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	239,660
Comcast Corp., Senior Notes	3.750%	4/1/40	2,310,000	2,028,536
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	173,378
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	1,751,284
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,472,615
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	590,846
DISH DBS Corp., Senior Notes	5.000%	3/15/23	4,370,000	4,169,330
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,170,000	868,473	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	1,030,000	1,001,809
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	57,455
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	203,580
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	611,809
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,077,321

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,380,000	$2,370,461
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	823,433
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,665,453
Total Media				46,295,357
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	310,000	261,789
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	357,803
T-Mobile USA Inc., Senior Secured Notes	2.400%	3/15/29	800,000	692,105	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,460,000	1,230,047
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	617,555
T-Mobile USA Inc., Senior Secured Notes	2.700%	3/15/32	4,920,000	4,133,762	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	150,000	134,170
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,500,000	1,120,996
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	1,000,000	730,354
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	399,946
Total Wireless Telecommunication Services				9,678,527
Total Communication Services				116,427,933
Consumer Discretionary — 8.5%
Auto Components — 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	6,840,000	6,328,573	(a)
Automobiles — 2.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,870,000	2,156,446
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	300,526
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,431,699
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	5,127,000	4,614,787
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	2,680,000	2,287,112
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,802,430
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	724,376
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	500,000	406,135
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	2.366%	8/3/22	530,000	528,885	(b)
General Motors Co., Senior Notes	4.875%	10/2/23	1,000,000	1,010,259
General Motors Co., Senior Notes	6.125%	10/1/25	1,730,000	1,790,997
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	466,520
General Motors Co., Senior Notes	6.750%	4/1/46	1,520,000	1,528,280
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	176,823

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	290,000	$290,030
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	430,000	403,619	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	441,850	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	550,000	460,346	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	5,710,000	5,617,161	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	5,115,000	4,847,235	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	373,523	(a)
Total Automobiles				34,659,039
Hotels, Restaurants & Leisure — 3.3%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	1,719,340
Carnival Corp., Senior Notes	10.500%	6/1/30	3,000,000	2,475,765	(a)
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,469,000	3,113,476	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	4,204,000	3,975,620
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	8,010,000	7,154,111
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,920,000	1,671,260
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	753,454
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	205,942
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	239,620
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	613,145
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,540,000	2,356,369
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,720,000	1,040,660	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,780,000	6,539,596
Sands China Ltd., Senior Notes	3.800%	1/8/26	2,401,000	1,927,535
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	120,421	(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	4,020,000	3,106,053
Sands China Ltd., Senior Notes	4.875%	6/18/30	870,000	637,388	(c)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,580,000	1,157,555
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000	543,094	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	2,000,000	1,388,200	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	600,000	389,181	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,630,000	1,627,405	(a)

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	$261,353	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,422,777	(a)
Total Hotels, Restaurants & Leisure				44,439,320
Household Durables — 0.3%
DR Horton Inc., Senior Notes	2.500%	10/15/24	870,000	832,717
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	277,918
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	953,442
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	466,515
Newell Brands Inc., Senior Notes	4.100%	4/1/23	1,805,000	1,792,167
Total Household Durables				4,322,759
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	695,397
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	344,430
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	165,983
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,580,000	1,765,662
Amazon.com Inc., Senior Notes	1.200%	6/3/27	380,000	338,409
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	1,937,679
Amazon.com Inc., Senior Notes	3.600%	4/13/32	590,000	568,726
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	683,888
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	615,013
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,680,000	2,903,359
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	249,911
eBay Inc., Senior Notes	2.600%	5/10/31	670,000	557,711
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,970,000	2,142,944
Total Internet & Direct Marketing Retail				12,969,112
Multiline Retail — 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,157,407
Target Corp., Senior Notes	3.375%	4/15/29	980,000	943,264
Total Multiline Retail				4,100,671
Specialty Retail — 0.5%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	871,309
Home Depot Inc., Senior Notes	3.300%	4/15/40	280,000	238,199
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	195,429
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	890,000	817,301	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	1,580,000	1,345,473	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	227,480
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	658,342
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	560,559

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	$5,030
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,740,000	1,215,967
Total Specialty Retail				6,135,089
Total Consumer Discretionary				112,954,563
Consumer Staples — 2.5%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	5,310,000	4,779,078
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	521,566
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	677,749
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	78,393
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	155,885
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	57,655
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	272,938
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	246,941
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	630,146
Total Beverages				7,420,351
Food & Staples Retailing — 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	189,481
Walmart Inc., Senior Notes	1.800%	9/22/31	1,290,000	1,096,467
Walmart Inc., Senior Notes	2.650%	9/22/51	1,020,000	769,254
Total Food & Staples Retailing				2,055,202
Food Products — 0.2%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	937,173
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,195,802	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	238,729
Total Food Products				2,371,704
Household Products — 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,203,626
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	103,902
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,234,641
Total Household Products				2,542,169
Tobacco — 1.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,027,000	1,994,776
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,257,000	1,195,917
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,318,220
Altria Group Inc., Senior Notes	3.400%	2/4/41	4,390,000	2,911,715
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	44,889
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	134,846

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,400,000	$1,229,778
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,740,000	3,136,732
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	1,938,912
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	1,985,576
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	854,796
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	504,485
Total Tobacco				19,250,642
Total Consumer Staples				33,640,068
Energy — 14.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	88,413
Oil, Gas & Consumable Fuels — 14.8%
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,338,640
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	3,634,461	(a)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	806,064
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	223,363
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,600,000	4,077,366
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	230,000	194,318	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,860,000	1,468,851	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	1,360,000	1,297,712	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	407,649
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	705,754
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,209,843
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,460,000	3,477,629
Continental Resources Inc., Senior Notes	2.268%	11/15/26	800,000	710,757	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,190,000	3,004,597
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,760,000	2,160,832	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,250,000	1,250,285	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	3,770,000	3,618,203	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	3,420,000	3,357,988	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	620,000	546,229	(b)(d)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,510,000	1,187,237
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	779,126	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,771,515

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	$72,945
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,015,183
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,437,381
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	615,021
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,736,881
Devon Energy Corp., Senior Notes	5.000%	6/15/45	3,500,000	3,253,451
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,556,483
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,236,001
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,670,000	1,531,229
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,020,000	2,578,536
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,310,000	995,600
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	340,568
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,520,000	996,931
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	893,162
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,440,000	1,276,441	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	658,726	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	1,667,995	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	9,380,000	8,072,911	(b)(d)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	1,282,476
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	606,248
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,720,000	2,763,228
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,430,000	2,396,947
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,457,769
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	112,770
Energy Transfer LP, Senior Notes	6.125%	12/15/45	3,540,000	3,383,443
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	1,840,000	1,690,991	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	870,447
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,060,000	2,681,812
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,680,915

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	$272,573
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,900,000	2,445,591
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,980,000	2,172,315
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	904,200
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	4,350,000	3,437,551	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	917,977
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,010,000	2,020,164
EOG Resources Inc., Senior Notes	4.950%	4/15/50	1,140,000	1,180,883
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,660,000	1,604,539	(a)
EQT Corp., Senior Notes	6.625%	2/1/25	2,352,000	2,424,289
EQT Corp., Senior Notes	3.125%	5/15/26	1,230,000	1,153,439	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	988,148
EQT Corp., Senior Notes	7.500%	2/1/30	750,000	806,468
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,160,460	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	374,358
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,370,000	1,297,373
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	512,029
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	750,000	614,586
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,990,000	4,055,279	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	722,146	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	435,062
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	326,905
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	264,282
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	2,630,000	2,408,361
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	3,220,000	1,996,400	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,400,000	1,413,118	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	940,000	925,407
MPLX LP, Senior Notes	4.500%	4/15/38	4,970,000	4,365,878
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,196,454
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,810,000	2,739,611

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	8.000%	7/15/25	1,330,000	$1,402,079
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	589,245
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	781,063
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	403,628
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	77,362
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	650,248	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,067,303	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	756,743
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,640,000	2,364,582
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,660,000	1,262,339
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	545,324	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,810,000	1,492,122
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	3,932,000	2,831,040	(b)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	149,693
Qatar Energy, Senior Notes	1.375%	9/12/26	940,000	847,402	(a)
Qatar Energy, Senior Notes	2.250%	7/12/31	3,770,000	3,226,630	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	223,686
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	684,012
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,240,000	1,266,272
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	4,340,000	3,604,799	(a)
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	9,875
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,380,000	1,286,303
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,040,000	822,021
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	720,000	616,997
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,400,000	2,412,484	(e)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	3,170,000	2,875,610
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,790,000	1,635,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,010,000	866,196
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,343,139
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,827,028

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	$2,092,759	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,925,000	3,233,708
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,301,929
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	1,321,665
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	2,872,380
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	141,803
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,133,711
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	155,593
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,370,000	1,974,376
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,260,000	1,018,175
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	547,340
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	630,000	507,785
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	1,240,000	1,233,896	(b)
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	2,850,000	2,126,623
Total Oil, Gas & Consumable Fuels				196,808,777
Total Energy				196,897,190
Financials — 29.4%
Banks — 18.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,970,000	1,904,724	(a)(b)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	2,200,000	1,999,560
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	8,800,000	8,403,559	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	147,683

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (1.319%to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	$309,518	(b)
Bank of America Corp., Senior Notes (1.530%to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	1,500,000	1,397,328	(b)
Bank of America Corp., Senior Notes (1.898%to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	600,084	(b)
Bank of America Corp., Senior Notes (1.922%to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,054,849	(b)
Bank of America Corp., Senior Notes (2.299%to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	5,680,000	4,595,689	(b)
Bank of America Corp., Senior Notes (2.572%to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	10,590,000	8,745,746	(b)
Bank of America Corp., Senior Notes (2.592%to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	679,201	(b)
Bank of America Corp., Senior Notes (2.676%to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	302,805	(b)
Bank of America Corp., Senior Notes (2.687%to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,260,000	2,739,733	(b)
Bank of America Corp., Senior Notes (2.831%to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	2,110,000	1,448,895	(b)
Bank of America Corp., Senior Notes (2.884%to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	2,170,000	1,896,724	(b)
Bank of America Corp., Senior Notes (3.311%to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	1,560,000	1,226,137	(b)
Bank of America Corp., Senior Notes (3.841%to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	720,000	716,994	(b)
Bank of America Corp., Senior Notes (3.974%to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	283,734	(b)
Bank of America Corp., Senior Notes (4.083%to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	803,803	(b)
Bank of America Corp., Senior Notes (4.271%to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,558,357	(b)
Bank of America Corp., Senior Notes (4.330%to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,026,676	(b)
Bank of America Corp., Senior Notes (4.376%to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,010,000	1,980,616	(b)
Bank of America Corp., Senior Notes (4.443%to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	82,492	(b)
Bank of America Corp., Senior Notes (4.571%to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	3,150,000	3,069,322	(b)

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	5,270,000	$4,093,185	(b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	331,402	(b)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,728,301
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,540,000	1,455,046	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,518,135	(a)(b)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	1,683,416	(a)(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	4,340,000	4,012,544	(a)(b)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	3,360,000	2,780,497	(a)(b)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,580,000	1,093,575	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,920,000	2,356,037	(a)(b)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	867,500	(b)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,553,650	(b)(d)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	285,148
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,472,254
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	420,046
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	5,300,000	4,305,685	(b)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	7,800,000	6,430,042	(b)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,274,979	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	1,791,002	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	6,350,000	5,726,900	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	692,727	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	3,780,000	$3,734,155	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	65,690
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	2,150,000	1,751,827	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	848,782	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,480,000	1,123,822	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,840,000	1,749,201	(a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	3,790,000	3,424,345	(a)(b)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 12/23/23 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	1,978,730	(a)(b)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	8,640,000	8,879,976	(a)(b)(d)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	338,685	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	2,480,000	2,285,627	(a)(b)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,629,305	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,450,000	1,427,031	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	10,420,000	9,891,411	(a)(b)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	286,783
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	582,732	(b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	454,420	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	878,280	(b)

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,010,000	$4,941,235	(b)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	3,400,000	2,785,574	(b)
HSBC Holdings PLC, Senior Notes (4.755% to 6/9/27 then SOFR + 2.110%)	4.755%	6/9/28	4,210,000	4,096,534	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	480,095
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	4,900,000	4,524,648	(b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	2,670,000	2,545,142	(b)
ING Groep NV, Senior Notes, (4.252% to 3/28/32 then SOFR + 2.070%)	4.252%	3/28/33	2,730,000	2,551,043	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,990,000	3,990,223	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	870,000	866,360	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,200,000	1,146,122	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	4,050,000	2,970,237	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	1,841,250	(a)(b)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,296,731	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,040,182	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	9,670,000	8,044,037	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	4,860,000	4,093,432	(b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,187,745	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	80,000	58,792	(b)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	2,080,000	1,586,128	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	753,208	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	400,000	$339,832	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	318,646	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	903,052	(b)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	3,210,000	3,156,331	(b)
JPMorgan Chase & Co., Senior Notes, (2.595% to 2/24/25 then SOFR + 0.915%)	2.595%	2/24/26	7,000,000	6,661,405	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	550,000	526,182
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,540,000	1,330,935	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	423,970	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	398,485	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	859,911	(b)(d)
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	3,030,000	2,952,790	(b)
NatWest Group PLC, Senior Notes (2.359%to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	392,966	(b)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,307,266	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	3,720,684
Standard Chartered PLC, Junior Subordinated Notes (7.750% to 4/2/23 then USD 5 year ICE Swap Rate + 5.723%)	7.750%	4/2/23	1,800,000	1,780,061	(a)(b)(d)
SVB Financial Group, Senior Notes (4.570%to 4/29/32 then SOFR + 1.967%)	4.570%	4/29/33	4,840,000	4,548,542	(b)

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Swedbank AB, Senior Notes	3.356%	4/4/25	290,000	$285,132	(a)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	4,600,000	4,552,900
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	75,538
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	290,000	271,738	(b)
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	686,241	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	907,818	(b)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,900,000	1,802,038	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,940,000	2,611,540	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	607,684	(b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	3,630,000	3,365,297	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	4,600,000	4,524,062	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	863,983
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	550,000	504,760
Westpac Banking Corp., Subordinated Notes	3.133%	11/18/41	2,490,000	1,829,526
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	2,580,000	2,056,144	(b)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,450,000	1,169,230	(b)
Total Banks				249,710,509
Capital Markets — 7.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,910,000	1,472,610	(b)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	857,655
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,070,000	3,969,488
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,590,000	3,557,181	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	390,000	356,242	(a)(b)(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	400,000		$399,772	(b)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,450,000		1,260,049	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000		518,000	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	9,220,000		9,438,975	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	8,270,000		6,589,993	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000		291,847
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	2,160,164
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000		816,184
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000		1,494,202
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000		1,095,327
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000		3,303,307	(b)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000		1,970,095	(b)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	10,460,000		8,630,949	(b)
Goldman Sachs Group Inc., Senior Notes
(3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	9,210,000		8,723,331	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000		1,661,209	(b)
Goldman Sachs Group Inc., Senior Notes, (1.757% to 1/24/24 then SOFR + 0.730%)	1.757%	1/24/25	1,000,000		962,074	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000		1,123,104
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000		276,041
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,220,000		4,215,706
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	480,000		475,538
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000		478,177	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000		239,025	(a)

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	470,000	$333,633	(a)
Morgan Stanley, Senior Notes (1.164% to 10/21/24 then SOFR + 0.560%)	1.164%	10/21/25	1,310,000	1,215,097	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,990,000	1,769,894	(b)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	1,150,000	905,716	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,453,024	(b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	551,596	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,220,000	1,009,483	(b)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	2,400,000	1,893,066	(b)
Morgan Stanley, Senior Notes, (2.630% to 2/18/25 then SOFR + 0.940%)	2.630%	2/18/26	4,000,000	3,821,232	(b)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,860,000	6,052,024	(b)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,289,385	(b)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	621,456
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	224,718
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	450,000	366,879
UBS AG, Senior Notes	4.500%	6/26/48	200,000	190,099	(a)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	490,000	411,090	(a)(b)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,130,000	3,056,828	(a)(b)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,024,582	(a)(b)
UBS Group AG, Senior Notes, (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	2,130,000	1,608,401	(a)(b)
Total Capital Markets				95,134,448
Consumer Finance — 0.1%
American Express Co., Subordinated Notes (4.989% to 5/26/32 then SOFR + 2.255%)	4.989%	5/26/33	1,730,000	1,732,755	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	$2,081,323
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,365,448
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	1,210,000	1,118,563
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,550,000	2,043,877
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	710,000	561,508
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,540,000	2,556,486
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,734,212	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	762,353	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	647,383	492,176	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.850%	12/21/65	5,480,000	4,014,151	(a)(b)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	3,587,664	(g)(h)
Total Diversified Financial Services				20,317,761
Insurance — 1.4%
American International Group Inc., Senior Notes	4.750%	4/1/48	240,000	225,020
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	399,111	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	986,098	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	288,534	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	825,041	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,624,748	(a)(f)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	1,700,000	1,425,088
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	320,000	248,647	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	764,757	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	103,444

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,010,000	$827,373	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	300,712	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,395,488	(a)(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	277,940	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,620,000	1,348,415	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	1,100,000	841,424	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	403,147	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	693,773	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,345,364	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	714,008	(a)
Total Insurance				18,038,132
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	2,400,000	2,106,867	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	1,860,000	1,357,700	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,464,567
Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,430,000	1,185,799	(a)
Total Financials				389,583,971
Health Care — 6.5%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	5,880,000	5,575,666
AbbVie Inc., Senior Notes	3.200%	11/21/29	7,490,000	6,896,359
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	116,912
AbbVie Inc., Senior Notes	4.050%	11/21/39	6,380,000	5,699,991
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,490,000	1,325,270
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	316,362
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	317,854

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	200,000	$187,065
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	181,681
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	83,059
Total Biotechnology				20,700,219
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	753,512
Abbott Laboratories, Senior Notes	4.900%	11/30/46	320,000	336,212
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	83,047
Danaher Corp., Senior Notes	2.800%	12/10/51	1,020,000	736,242
Total Health Care Equipment & Supplies				1,909,013
Health Care Providers & Services — 3.8%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	749,246
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	544,565
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	496,382
Centene Corp., Senior Notes	4.625%	12/15/29	1,270,000	1,188,002
Centene Corp., Senior Notes	3.375%	2/15/30	3,130,000	2,663,364
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	634,952	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,750,000	2,731,618
Cigna Corp., Senior Notes	2.400%	3/15/30	3,570,000	3,077,868
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,471,406
Cigna Corp., Senior Notes	3.200%	3/15/40	4,970,000	3,931,641
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	90,513
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	536,479
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	498,973
CSL Finance PLC, Senior Notes	3.850%	4/27/27	630,000	624,574	(a)
CSL Finance PLC, Senior Notes	4.050%	4/27/29	1,210,000	1,188,980	(a)
CSL Finance PLC, Senior Notes	4.250%	4/27/32	1,170,000	1,145,313	(a)
CSL Finance PLC, Senior Notes	4.750%	4/27/52	550,000	526,939	(a)
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	210,713
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,655,000	2,629,540
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,348,234
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	1,735,156
CVS Health Corp., Senior Notes	2.700%	8/21/40	4,180,000	3,024,694
CVS Health Corp., Senior Notes	5.125%	7/20/45	240,000	231,702
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,720,000	2,607,633
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	24,171
Elevance Health Inc., Senior Notes	4.101%	3/1/28	600,000	594,314

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,540,000	$3,448,585
Elevance Health Inc., Senior Notes	4.375%	12/1/47	160,000	147,602
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	389,249
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	438,373
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	730,718
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	512,881
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	233,926
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	143,174
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	299,128
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,153,733
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	686,238
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	1,790,000	1,790,066
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	559,058
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,460,000	2,700,508
UnitedHealth Group Inc., Senior Notes	4.750%	5/15/52	2,540,000	2,542,965
Total Health Care Providers & Services				50,283,176
Pharmaceuticals — 1.0%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,690,000	1,487,200	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	869,000	839,528
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	741,403
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	49,657
Johnson & Johnson, Senior Notes	2.100%	9/1/40	720,000	527,342
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	700,798
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	3,600,000	3,201,826
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	274,477
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	510,000	383,562
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	335,501
Pfizer Inc., Senior Notes	2.550%	5/28/40	200,000	156,744
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	206,312
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	346,000	341,286
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	987,500

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	990,000	$967,639
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,920,000	1,580,650
Total Pharmaceuticals				12,781,425
Total Health Care				85,673,833
Industrials — 8.8%
Aerospace & Defense — 3.5%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,005,269	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	773,680	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	1,500,000	1,434,057
Boeing Co., Senior Notes	2.196%	2/4/26	9,910,000	8,948,025
Boeing Co., Senior Notes	3.100%	5/1/26	6,800,000	6,341,538
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,075,424
Boeing Co., Senior Notes	5.150%	5/1/30	2,550,000	2,449,842
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,172,270
Boeing Co., Senior Notes	3.750%	2/1/50	2,590,000	1,832,527
Boeing Co., Senior Notes	5.805%	5/1/50	3,250,000	2,990,921
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	1,848,052
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	343,795
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	679,195
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,350,000	1,293,240
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,070,265
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	530,889
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,626,000	2,330,078
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	854,324
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,080,000	2,054,845
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	690,000	645,434
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	830,000	781,401
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,105,838
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	659,211
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,610,000	1,432,373
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,250,000	1,326,726
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	391,416
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	17,758
Total Aerospace & Defense				46,388,393
Airlines — 3.0%
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,788,793	1,658,550

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	1,980,000	$2,055,874	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,810,000	1,669,363	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	710,000	608,591	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	540,591
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	365,332
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,310,876	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,520,000	2,450,980	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	7,195,000	6,802,099	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	8,886,000	7,985,626	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,990,000	2,947,617	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,055,319
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	2,340,000	2,387,286
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	2,981,506	(a)
United Airlines Pass-Through Trust	4.625%	9/3/22	207,824	207,897
United Airlines Pass-Through Trust	4.875%	1/15/26	1,668,300	1,586,726
United Airlines Pass-Through Trust	3.750%	9/3/26	400,278	381,846
Total Airlines				39,996,079
Building Products — 0.1%
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	673,938
Commercial Services & Supplies — 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	447,289
Cintas Corp. No 2, Senior Notes	3.450%	5/1/25	330,000	329,195
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	237,226
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	184,119
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,770,000	2,647,459
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,324,198
Total Commercial Services & Supplies				5,169,486
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Notes	3.797%	12/31/57	910,000	634,974	(a)
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,676,847

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — 0.0%††
General Electric Co., Senior Notes	6.750%	3/15/32	36,000	$40,309
Machinery — 0.2%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	150,000	129,731
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	1,899,024
Total Machinery				2,028,755
Professional Services — 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	2,330,000	1,866,311
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	617,954
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	2,960,000	2,535,686
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	630,000	493,911
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,960,000	1,447,013
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	432,434
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	923,739
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	398,061
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	200,953
Total Road & Rail				7,049,751
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,031,075
Air Lease Corp., Senior Notes	3.375%	7/1/25	1,750,000	1,649,774
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,150,000	2,727,249
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,696,483	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,629,588	(a)
Total Trading Companies & Distributors				9,734,169
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,279,637	(a)
Total Industrials				116,538,649
Information Technology — 4.1%
Electronic Equipment, Instruments & Components — 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	3,969,807	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,058,617
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,504,405
Total Electronic Equipment, Instruments & Components				7,532,829
IT Services — 0.7%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	1,779,338	(a)
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,285,540	(a)
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	894,884

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	$582,744
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,090,000	1,000,391
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	670,329
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	2,140,000	2,121,015
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	280,034
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	300,000	298,310
S&P Global Inc., Senior Notes	1.250%	8/15/30	240,000	190,188
S&P Global Inc., Senior Notes	3.250%	12/1/49	180,000	140,960
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	307,385
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	402,930
Total IT Services				9,954,048
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	528,335
Broadcom Inc., Senior Notes	3.187%	11/15/36	2,221,000	1,691,472	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	700,397	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	779,935
Intel Corp., Senior Notes	3.200%	8/12/61	1,080,000	791,639
KLA Corp., Senior Notes	4.650%	7/15/32	1,350,000	1,378,130
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	211,523
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	819,367
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	301,618
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,046,023
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	58,104
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	315,767
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	17,024
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	126,265
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	1,170,000	1,192,391
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	570,000	562,648
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	470,000	449,988
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,732,760
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,396,814
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	2,130,000	1,960,392
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,860,000	1,597,236
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	1,660,000	1,365,530
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	683,477
Total Semiconductors & Semiconductor Equipment				19,706,835
Software — 1.2%
Adobe Inc., Senior Notes	2.150%	2/1/27	3,440,000	3,218,173
Fortinet Inc., Senior Notes	2.200%	3/15/31	210,000	170,184

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	$818,759
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	768,797
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	1,044,144
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	2,290,241
Salesforce Inc., Senior Notes	1.500%	7/15/28	490,000	428,421
Salesforce Inc., Senior Notes	1.950%	7/15/31	380,000	323,143
Salesforce Inc., Senior Notes	2.900%	7/15/51	1,580,000	1,196,666
Salesforce Inc., Senior Notes	3.050%	7/15/61	610,000	447,386
Workday Inc., Senior Notes	3.800%	4/1/32	5,000,000	4,573,849
Total Software				15,279,763
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	2.650%	5/11/50	1,620,000	1,198,529
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	662,809
Total Technology Hardware, Storage & Peripherals				1,861,338
Total Information Technology				54,334,813
Materials — 2.7%
Chemicals — 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	1,200,000	909,666	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	426,645	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	3,060,000	2,266,435	(a)
Total Chemicals				3,602,746
Containers & Packaging — 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	900,000	727,488
Metals & Mining — 2.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,400,000	1,374,118	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,235,454	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	394,186
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	590,894
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	407,402	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,960,000	1,755,729	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,680,000	1,674,725
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,150,000	1,124,625
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	361,639
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,581,830	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,601,864	(a)

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000		$1,097,080	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		438,088	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000		1,331,308	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000		1,005,415	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,700,000		2,559,031	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	3,390,000		2,735,475	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000		440,854
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000		1,786,357
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,150,000		1,198,477
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	1,070,000		997,028
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000		3,271,389
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000		176,890
Total Metals & Mining					30,139,858
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,800,000		1,359,306
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		296,416	(a)
Total Paper & Forest Products					1,655,722
Total Materials					36,125,814
Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,780,000		1,407,937
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		141,596
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		763,710
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000		590,585
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	3,200,000		2,908,731
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	2,510,000		2,020,690
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,218,483
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	310,000		272,629
Prologis LP, Senior Notes	1.250%	10/15/30	1,440,000		1,139,585
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		922,185
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,280,000		1,248,930
VICI Properties LP, Senior Notes	4.950%	2/15/30	760,000		721,643
VICI Properties LP, Senior Notes	5.125%	5/15/32	3,180,000		3,003,256
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		103,134	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	$941,644	(a)
Welltower Inc., Senior Notes	3.850%	6/15/32	760,000	693,539
Total Real Estate				19,098,277
Utilities — 2.6%
Electric Utilities — 2.4%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	756,937	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	1,874,317	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,198,990
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	388,107	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	767,045	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	357,742	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	980,367
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	260,000	168,932
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,388,175
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	868,537
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,174,170
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	766,205	(b)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,646,300	(b)(d)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,123,933
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	420,361	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,266,387
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	304,751
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	223,097
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	365,901	(a)

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	$301,443
MidAmerican Energy Co., First Mortgage Bonds	3.150%	4/15/50	700,000	550,221
NextEra Energy Operating Partners LP, Senior Notes	4.250%	7/15/24	610,000	584,563	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,490,000	2,999,848	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,361,919
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	860,000	862,509	(a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	457,683
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	1,010,000	1,004,747
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	654,509
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	349,604	*(i)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,390,000	1,064,531
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	299,609
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	255,943
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	669,846
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	501,891	(a)
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,730,000	1,454,118
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	960,000	807,030
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	40,655
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	659,745
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	1,230,000	942,593
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	434,538
Total Electric Utilities				32,297,799

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	$592,613
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	1,816,099
Total Multi-Utilities				2,408,712
Total Utilities				34,706,511
Total Corporate Bonds & Notes (Cost — $1,363,936,227)				1,195,981,622
U.S. Government & Agency Obligations — 4.6%
U.S. Government Obligations — 4.6%
U.S. Treasury Bonds	2.000%	11/15/41	4,080,000	3,242,006
U.S. Treasury Bonds	2.375%	2/15/42	110,000	93,311
U.S. Treasury Bonds	1.625%	11/15/50	270,000	190,018
U.S. Treasury Bonds	1.875%	2/15/51	2,290,000	1,718,842
U.S. Treasury Bonds	2.375%	5/15/51	3,330,000	2,812,419
U.S. Treasury Bonds	2.000%	8/15/51	23,600,000	18,250,359
U.S. Treasury Bonds	1.875%	11/15/51	7,910,000	5,937,444
U.S. Treasury Bonds	2.250%	2/15/52	16,640,000	13,699,400
U.S. Treasury Bonds	2.875%	5/15/52	1,590,000	1,502,177
U.S. Treasury Notes	0.125%	5/31/23	380,000	370,606
U.S. Treasury Notes	0.375%	9/15/24	630,000	594,710
U.S. Treasury Notes	2.625%	4/15/25	5,870,000	5,806,943
U.S. Treasury Notes	2.750%	5/15/25	1,680,000	1,667,269
U.S. Treasury Notes	0.750%	5/31/26	1,310,000	1,198,752
U.S. Treasury Notes	0.750%	8/31/26	1,790,000	1,629,494
U.S. Treasury Notes	1.250%	12/31/26	1,160,000	1,072,298
U.S. Treasury Notes	1.875%	2/28/27	820,000	778,440
U.S. Treasury Notes	1.250%	4/30/28	800,000	721,750
U.S. Treasury Notes	1.250%	6/30/28	150,000	134,959
U.S. Treasury Notes	1.125%	8/31/28	180,000	160,221
U.S. Treasury Notes	1.625%	5/15/31	5,000	4,469
Total U.S. Government & Agency Obligations (Cost — $71,611,201)				61,585,887
Sovereign Bonds — 1.8%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	72,013
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,415,797	572,987

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	2,774,802		$601,089
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	5,472,195		1,639,932	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	804,134		616,168	(a)
Total Argentina					3,502,189
Bermuda — 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,400,000		2,015,769	(a)
Chile — 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,310,000		1,072,309
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000		763,350
Total Chile					1,835,659
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		447,598
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		191,488
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		742,891
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	2,350,000		2,123,907	(a)
Mexico — 0.4%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	4,776,209
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		918,927
Total Mexico					5,695,136
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,010,000		1,572,136
Paraguay — 0.0%††
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	850,000		661,983	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		$665,066
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,029,295	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,416,271	(a)
Total Qatar					2,445,566
Russia — 0.0%††
Russian Federal Bond — OFZ	6.900%	5/23/29	101,293,000	RUB	165,752	*(i)
Supranational — 0.1%
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		893,900	(a)
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		847,322	(a)
Total Sovereign Bonds (Cost — $31,321,914)					23,806,362
Senior Loans — 0.7%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., New Term Loan B (3 mo. USD LIBOR + 3.000%)	5.877%	6/30/25	2,409,169		2,248,960	(b)(j)(k)
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	4.704%	6/22/27	1,184,050		1,154,449	(b)(j)(k)
Financials — 0.1%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	5.563%	11/1/28	1,353,608		1,305,067	(b)(j)(k)
Health Care — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.375%	3/15/28	1,501,000		1,453,628	(b)(j)(k)

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.1%
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	$1,195,500	(b)(j)(k)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.392%	4/21/28	967,750	903,641	(b)(j)(k)
Total Industrials				2,099,141
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	3.416%	9/7/27	956,626	926,134	(b)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.438%	4/20/28	425,700	404,415	(b)(h)(j)(k)
Total Materials				1,330,549
Total Senior Loans (Cost — $9,941,394)				9,591,794
Convertible Bonds & Notes — 0.7%
Communication Services — 0.2%
Media — 0.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,660,000	2,350,775
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	5,090,000	5,090,022
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	190,247
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	1,140,000	1,041,960
Total Financials				6,322,229
Total Convertible Bonds & Notes (Cost — $8,791,021)				8,673,004
Municipal Bonds — 0.4%
Alabama — 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	455,000	452,189
California — 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	777,668
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,150,687
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,338,777
Total California				3,267,132

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	$260,809
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	804,742
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	631,398
Total Municipal Bonds (Cost — $5,624,074)				5,416,270
Asset-Backed Securities — 0.3%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	2.678%	11/20/30	1,790,000	1,745,160	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	314,706	297,493	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,290,290	1,237,607	(a)
Total Asset-Backed Securities (Cost — $3,447,471)				3,280,260
Collateralized Mortgage Obligations (l) — 0.0%††
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost — $592,909)	2.224%	1/25/36	645,626	594,790	(b)

			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Insurance — 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $391,718)	4.601%		15,675	340,931	(b)
Total Investments before Short-Term Investments (Cost — $1,495,657,929)				1,309,270,920
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,613,605)	1.316%		2,613,605	2,613,605	(m)
Total Investments — 98.8% (Cost — $1,498,271,534)				1,311,884,525
Other Assets in Excess of Liabilities — 1.2%				15,398,541
Total Net Assets — 100.0%				$1,327,283,066

See Notes to Financial Statements.

40	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of June 30, 2022.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $2,613,605 and the cost was $2,613,605 (Note 8).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	196	9/22	$41,093,216	$41,163,063	$69,847
U.S. Treasury 5-Year Notes	2,368	9/22	267,055,445	265,808,000	(1,247,445)
U.S. Treasury Ultra 10-Year Notes	18	9/22	2,238,705	2,292,750	54,045
U.S. Treasury Ultra Long-Term Bonds	69	9/22	10,844,896	10,649,719	(195,177)
					(1,318,730)
Contracts to Sell:
U.S. Treasury 10-Year Notes	492	9/22	58,568,092	58,317,375	250,717
U.S. Treasury Long-Term Bonds	328	9/22	45,824,936	45,469,000	355,936
United Kingdom Long Gilt Bonds	33	9/22	4,734,487	4,578,679	155,808
					762,461
Net unrealized depreciation on open futures contracts					$(556,269)

See Notes to Financial Statements.

42	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Western Asset Corporate Bond Fund

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	67,770,000	USD	3,367,403	Citibank N.A.	7/19/22	$(8,928)
USD	6,115,113	GBP	4,680,567	Goldman Sachs Group Inc.	7/19/22	415,714
BRL	9,041,115	USD	1,897,759	Morgan Stanley & Co. Inc.	7/19/22	(180,246)
EUR	8,594,704	USD	9,413,608	Morgan Stanley & Co. Inc.	7/19/22	(395,646)
Total						$(169,106)

Abbreviation(s) used in this table:

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

At June 30, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%,due 1/16/23)	4,500,000	EUR	12/20/24	1.268%	1.000% quarterly	$(30,669)	$26,608	$(57,277)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.719%	1.000% quarterly	$(32,493)	$(50,764)	$18,271

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Corporate Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.38 Index	$75,888,000	6/20/27	1.000% quarterly	$(35,060)	$527,931	$(562,991)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

44	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,495,657,929)	$1,309,270,920
Investments in affiliated securities, at value (Cost — $2,613,605)	2,613,605
Foreign currency, at value (Cost — $1,199,049)	1,185,495
Cash	1,233,684
Interest receivable	13,779,635
Receivable for securities sold	3,158,031
Deposits with brokers for open futures contracts	2,798,007
Deposits with brokers for centrally cleared swap contracts	2,146,000
Receivable for Fund shares sold	1,247,082
Receivable from brokers — net variation margin on open futures contracts	864,293
Unrealized appreciation on forward foreign currency contracts	415,714
Foreign currency collateral for open futures contracts, at value (Cost — $415,269)	412,689
Deposits with brokers for OTC derivatives	240,000
Dividends receivable from affiliated investments	6,252
Other assets	1,226
Prepaid expenses	37,790
Total Assets	1,339,410,423

Liabilities:
Payable for securities purchased	5,878,242
Payable for Fund shares repurchased	4,473,777
Unrealized depreciation on forward foreign currency contracts	584,820
Investment management fee payable	476,354
Distributions payable	204,124
Service and/or distribution fees payable	69,868
OTC swaps, at value (net premiums received — $24,156)	63,162
Payable to brokers — net variation margin on centrally cleared swap contracts	28,159
Trustees’ fees payable	2,753
Accrued expenses	346,098
Total Liabilities	12,127,357
Total Net Assets	$1,327,283,066

Net Assets:
Par value (Note 7)	$1,218
Paid-in capital in excess of par value	1,545,199,314
Total distributable earnings (loss)	(217,917,466)
Total Net Assets	$1,327,283,066

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	45

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class A	$268,865,510
Class C	$10,923,798
Class C1	$234,392
Class I	$1,036,668,413
Class P	$10,590,953

Shares Outstanding:
Class A	24,664,541
Class C	1,002,279
Class C1	21,631
Class I	95,108,916
Class P	972,632

Net Asset Value:
Class A (and redemption price)	$10.90
Class C*	$10.90
Class C1*	$10.84
Class I (and redemption price)	$10.90
Class P (and redemption price)	$10.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$11.38

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

46	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$23,834,445
Dividends from unaffiliated investments	99,388
Dividends from affiliated investments	44,788
Less: Foreign taxes withheld	(80,873)
Total Investment Income	23,897,748

Expenses:
Investment management fee (Note 2)	3,057,685
Transfer agent fees (Note 5)	832,115
Service and/or distribution fees (Notes 2 and 5)	459,513
Registration fees	54,727
Fund accounting fees	41,587
Audit and tax fees	21,318
Legal fees	17,325
Shareholder reports	13,156
Trustees’ fees	12,307
Commitment fees (Note 9)	5,098
Custody fees	3,396
Insurance	2,643
Miscellaneous expenses	5,674
Total Expenses	4,526,544
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(216,216)
Net Expenses	4,310,328
Net Investment Income	19,587,420

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(12,338,263)
Futures contracts	(7,291,635)
Swap contracts	228,468
Forward foreign currency contracts	238,677
Foreign currency transactions	(48,450)
Net Realized Loss	(19,211,203)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(228,363,493)
Futures contracts	(882,631)
Swap contracts	(783,070)
Forward foreign currency contracts	(81,790)
Foreign currencies	(30,675)
Change in Net Unrealized Appreciation (Depreciation)	(230,141,659)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(249,352,862)
Decrease in Net Assets From Operations	$(229,765,442)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$19,587,420	$31,195,546
Net realized gain (loss)	(19,211,203)	6,856,899
Change in net unrealized appreciation (depreciation)	(230,141,659)	(39,588,703)
Decrease in Net Assets From Operations	(229,765,442)	(1,536,258)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(22,552,086)	(44,623,540)
Decrease in Net Assets From Distributions to Shareholders	(22,552,086)	(44,623,540)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	402,933,301	881,633,151
Reinvestment of distributions	21,272,960	40,733,520
Cost of shares repurchased	(319,582,332)	(466,218,653)
Increase in Net Assets From Fund Share Transactions	104,623,929	456,148,018
Increase (Decrease) in Net Assets	(147,693,599)	409,988,220

Net Assets:
Beginning of period	1,474,976,665	1,064,988,445
End of period	$1,327,283,066	$1,474,976,665

See Notes to Financial Statements.

48	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.11	$13.67	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.15	0.32	0.38	0.43	0.44	0.40
Net realized and unrealized gain (loss)	(2.18)	(0.43)	0.98	1.24	(0.90)	0.47
Total income (loss) from operations	(2.03)	(0.11)	1.36	1.67	(0.46)	0.87

Less distributions from:
Net investment income	(0.17)	(0.35)	(0.43)	(0.46)	(0.45)	(0.44)
Net realized gains	(0.01)	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.18)	(0.45)	(0.59)	(0.49)	(0.45)	(0.44)

Net asset value, end of period	$10.90	$13.11	$13.67	$12.90	$11.72	$12.63
Total return[3]	(15.56)%	(0.72)%	10.80%	14.40%	(3.66)%	7.20%

Net assets, end of period (millions)	$269	$329	$328	$271	$228	$270

Ratios to average net assets:
Gross expenses	0.89%[4]	0.87%	0.91%	0.93%	0.96%	0.99%
Net expenses[5,6]	0.88 [4]	0.87	0.90	0.93	0.95	0.97
Net investment income	2.61 [4]	2.40	2.92	3.40	3.63	3.22

Portfolio turnover rate	37%	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.11	$13.66	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.11	0.23	0.29	0.34	0.36	0.31
Net realized and unrealized gain (loss)	(2.18)	(0.42)	0.97	1.24	(0.90)	0.46
Total income (loss) from operations	(2.07)	(0.19)	1.26	1.58	(0.54)	0.77

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.34)	(0.37)	(0.37)	(0.34)
Net realized gains	(0.01)	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.14)	(0.36)	(0.50)	(0.40)	(0.37)	(0.34)

Net asset value, end of period	$10.90	$13.11	$13.66	$12.90	$11.72	$12.63
Total return[3]	(15.85)%	(1.41)%	10.06%	13.65%	(4.29)%	6.42%

Net assets, end of period (000s)	$10,924	$14,032	$14,328	$9,622	$8,885	$9,650

Ratios to average net assets:
Gross expenses	1.57%[4]	1.56%	1.57%	1.59%	1.61%	1.69%
Net expenses[5]	1.56 [4,6]	1.56 [6]	1.57 [6]	1.59 [6]	1.61	1.69
Net investment income	1.93 [4]	1.72	2.24	2.74	2.97	2.48

Portfolio turnover rate	37%	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, the expense limitation was 1.75%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.03	$13.58	$12.82	$11.65	$12.55	$12.13

Income (loss) from operations:
Net investment income	0.12	0.25	0.32	0.38	0.38	0.34
Net realized and unrealized gain (loss)	(2.16)	(0.42)	0.97	1.23	(0.88)	0.46
Total income (loss) from operations	(2.04)	(0.17)	1.29	1.61	(0.50)	0.80

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.37)	(0.41)	(0.40)	(0.38)
Net realized gains	(0.01)	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.15)	(0.38)	(0.53)	(0.44)	(0.40)	(0.38)

Net asset value, end of period	$10.84	$13.03	$13.58	$12.82	$11.65	$12.55
Total return[3]	(15.73)%	(1.20)%	10.24%	13.98%	(4.02)%	6.64%

Net assets, end of period (000s)	$234	$324	$979	$1,514	$7,091	$9,718

Ratios to average net assets:
Gross expenses	1.99%[4]	1.61%	1.48%	1.37%	1.37%	1.44%
Net expenses[5,6]	1.40 [4]	1.40	1.40	1.37	1.37	1.43
Net investment income	2.10 [4]	1.93	2.46	3.07	3.21	2.76

Portfolio turnover rate	37%	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.11	$13.67	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.17	0.36	0.43	0.46	0.47	0.44
Net realized and unrealized gain (loss)	(2.18)	(0.42)	0.98	1.25	(0.89)	0.47
Total income (loss) from operations	(2.01)	(0.06)	1.41	1.71	(0.42)	0.91

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.48)	(0.50)	(0.49)	(0.48)
Net realized gains	(0.01)	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.20)	(0.50)	(0.64)	(0.53)	(0.49)	(0.48)

Net asset value, end of period	$10.90	$13.11	$13.67	$12.90	$11.72	$12.63
Total return[3]	(15.42)%	(0.40)%	11.19%	14.68%	(3.27)%	7.54%

Net assets, end of period (millions)	$1,037	$1,118	$706	$467	$173	$125

Ratios to average net assets:
Gross expenses	0.59%[4]	0.59%	0.61%	0.62%	0.65%	0.68%
Net expenses[5]	0.55 [4,6]	0.55 [6]	0.55 [6]	0.60 [6]	0.65	0.65 [6]
Net investment income	2.98 [4]	2.69	3.27	3.69	3.94	3.50

Portfolio turnover rate	37%	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12, 2019, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares1	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.09	$13.65	$12.89	$11.71	$12.61	$12.19

Income (loss) from operations:
Net investment income	0.14	0.29	0.37	0.41	0.42	0.38
Net realized and unrealized gain (loss)	(2.17)	(0.42)	0.96	1.24	(0.89)	0.45
Total income (loss) from operations	(2.03)	(0.13)	1.33	1.65	(0.47)	0.83

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.41)	(0.44)	(0.43)	(0.41)
Net realized gains	(0.01)	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.17)	(0.43)	(0.57)	(0.47)	(0.43)	(0.41)

Net asset value, end of period	$10.89	$13.09	$13.65	$12.89	$11.71	$12.61
Total return[3]	(15.61)%	(1.01)%	10.63%	14.22%	(3.74)%	6.91%

Net assets, end of period (000s)	$10,591	$13,586	$16,119	$43,964	$44,232	$55,207

Ratios to average net assets:
Gross expenses	1.11%[4]	1.09%	1.08%	1.10%	1.11%	1.17%
Net expenses[5,6]	1.114	1.09	1.08	1.10	1.11	1.16
Net investment income	2.384	2.19	2.85	3.24	3.46	3.02

Portfolio turnover rate	37%	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

54	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$385,996,307	$3,587,664	$389,583,971
Other Corporate Bonds & Notes	—	806,397,651	—	806,397,651
U.S. Government & Agency Obligations	—	61,585,887	—	61,585,887
Sovereign Bonds	—	23,806,362	—	23,806,362
Senior Loans:
Materials	—	926,134	404,415	1,330,549
Other Senior Loans	—	8,261,245	—	8,261,245
Convertible Bonds & Notes	—	8,673,004	—	8,673,004
Municipal Bonds	—	5,416,270	—	5,416,270
Asset-Backed Securities	—	3,280,260	—	3,280,260
Collateralized Mortgage Obligations	—	594,790	—	594,790
Preferred Stocks	—	340,931	—	340,931
Total Long-Term Investments	—	1,305,278,841	3,992,079	1,309,270,920
Short-Term Investments†	$2,613,605	—	—	2,613,605
Total Investments	$2,613,605	$1,305,278,841	$3,992,079	$1,311,884,525

56	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$886,353	—	—	$886,353
Forward Foreign Currency Contracts††	—	$415,714	—	415,714
Total Other Financial Instruments	$886,353	$415,714	—	$1,302,067
Total	$3,499,958	$1,305,694,555	$3,992,079	$1,313,186,592

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,442,622	—	—	$1,442,622
Forward Foreign Currency Contracts††	—	$584,820	—	584,820
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	30,669	—	30,669
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	32,493	—	32,493
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	562,991	—	562,991
Total	$1,442,622	$1,210,973	—	$2,653,595

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

58	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was EUR 4,500,000 and $75,888,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

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Notes to financial statements (unaudited) (cont’d)

make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of

60	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

62	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $647,982. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of

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Notes to financial statements (unaudited) (cont’d)

June 30, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $240,000, which could be used to reduce the required payment.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

64	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $216,216, which included an affiliated money market fund waiver of $16,714.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2023	$1,230	$325,990
Expires December 31, 2024	746	198,756
Total fee waivers/expense reimbursements subject to recapture	$1,976	$524,746

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$25,588	—
CDSCs	688	$204

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$468,795,128	$206,741,624
Sales	339,263,873	148,001,490

66	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,498,271,534	$1,866,747	$(188,253,756)	$(186,387,009)
Futures contracts	—	886,353	(1,442,622)	(556,269)
Forward foreign currency contracts	—	415,714	(584,820)	(169,106)
Swap contracts	503,775	18,271	(620,268)	(601,997)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]		$886,353	—	$886,353
Forward foreign currency contracts		—	$415,714	415,714
Total		$886,353	$415,714	$1,302,067

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$1,442,622	—	—	$1,442,622
Forward foreign currency contracts	—	$584,820	—	584,820
OTC swap contracts[3]	—	—	$63,162	63,162
Centrally cleared swap contracts[4]	—	—	562,991	562,991
Total	$1,442,622	$584,820	$626,153	$2,653,595

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(7,291,635)	—	—	$(7,291,635)
Swap contracts	—	—	$228,468	228,468
Forward foreign currency contracts	—	$238,677	—	238,677
Total	$(7,291,635)	$238,677	$228,468	$(6,824,490)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(882,631)	—	—	$(882,631)
Swap contracts	—	—	$(783,070)	(783,070)
Forward foreign currency contracts	—	$(81,790)	—	(81,790)
Total	$(882,631)	$(81,790)	$(783,070)	$(1,747,491)

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$330,094,874
Futures contracts (to sell)	111,807,225
Forward foreign currency contracts (to buy)	15,570,103
Forward foreign currency contracts (to sell)	6,649,318

Average Notional Balance
Credit default swap contracts (buy protection)	$4,928,078
Credit default swap contracts (sell protection)	40,192,935

68	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	—	$(8,928)	$(8,928)	—	$(8,928)
Goldman Sachs Group Inc.	$415,714	—	415,714	—	415,714
Morgan Stanley & Co. Inc.	—	(639,054)	(639,054)	$240,000	(399,054)
Total	$415,714	$(647,982)	$(232,268)	$240,000	$7,732

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$368,034	$234,407
Class C	61,266	5,462
Class C1	878	1,027
Class I	—	583,132
Class P	29,335	8,087
Total	$459,513	$832,115

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,650
Class C	152
Class C1	749
Class I	211,520
Class P	145
Total	$216,216

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$4,213,253	$8,707,075
Class C	134,009	286,483
Class C1	2,950	12,801
Class I	16,771,072	24,912,110
Class P	154,233	367,767
Total	$21,275,517	$34,286,236

Net Realized Gains:
Class A	$258,558	$2,584,372
Class C	10,583	113,671
Class C1	225	4,044
Class I	997,023	7,517,856
Class P	10,180	117,361
Total	$1,276,569	$10,337,304

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

70	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,730,581	$20,691,210	4,100,086	$54,454,489
Shares issued on reinvestment	373,224	4,347,155	830,047	10,996,560
Shares repurchased	(2,552,252)	(30,138,565)	(3,807,419)	(50,507,715)
Net increase (decrease)	(448,447)	$(5,100,200)	1,122,714	$14,943,334

Class C
Shares sold	64,894	$753,085	291,537	$3,893,561
Shares issued on reinvestment	10,460	121,423	25,001	331,117
Shares repurchased	(143,772)	(1,685,130)	(294,335)	(3,902,379)
Net increase (decrease)	(68,418)	$(810,622)	22,203	$322,299

Class C1
Shares sold	833	$9,822	2,681	$35,761
Shares issued on reinvestment	275	3,175	1,265	16,654
Shares repurchased	(4,337)	(55,335)	(51,199)	(679,406)
Net decrease	(3,229)	$(42,338)	(47,253)	$(626,991)

Class I
Shares sold	32,044,183	$381,202,432	62,305,825	$822,841,711
Shares issued on reinvestment	1,433,677	16,643,869	2,183,695	28,924,719
Shares repurchased	(23,662,805)	(286,477,632)	(30,831,662)	(408,370,357)
Net increase	9,815,055	$111,368,669	33,657,858	$443,396,073

Class P
Shares sold	22,676	$276,752	30,777	$407,629
Shares issued on reinvestment	13,524	157,338	35,096	464,470
Shares repurchased	(101,201)	(1,225,670)	(208,901)	(2,758,796)
Net decrease	(65,001)	$(791,580)	(143,028)	$(1,886,697)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$101,823,194	$439,933,780	439,933,780	$539,143,369	539,143,369

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$44,788	—	$2,613,605

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from

72	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in

Western Asset Corporate Bond Fund 2022 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.01% of its net assets invested in securities with significant economic risk or exposure to Russia.

74	Western Asset Corporate Bond Fund 2022 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

Western Asset Corporate Bond Fund	75

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as

76	Western Asset Corporate Bond Fund

its actual total expense ratio to its peer group, consisting of a group of institutional BBB-rated corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Corporate Bond Fund	77

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

78	Western Asset Corporate Bond Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Corporate Bond Fund	79

Western Asset

Corporate Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

FD02352 8/22 SR22-4475

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2022